Common Shares (Tables)	6 Months Ended
Jun. 30, 2018
Common Shares
Summary of vesting schedule of restricted stock

Number of restricted
shares	Vesting Date
1,235,186	September 4, 2020
217,502	November 4, 2020
214,794	March 1, 2021
1,235,186	September 3, 2021
217,502	November 5, 2021
214,794	March 1, 2022
1,235,187	September 2, 2022
217,502	November 4, 2022
214,795	March 1, 2023
5,002,448

Summary of activity for awards of restricted stock

		Weighted Average Grant
	Number of Shares	Date Fair Value
Outstanding and non-vested, December 31, 2017	19,254,411	$5.34
Granted	5,122,448	2.22
Vested	(2,702,113)	9.17
Forfeited	—	—
Outstanding and non-vested, June 30, 2018	21,674,746	$4.12

Summary of future stock compensation expense

In thousands of U.S. dollars	Employees	Directors	Total
July 1, 2018 through December 31, 2018	$11,131	$527	$11,658
For the year ending December 31, 2019	17,432	555	17,987
For the year ending December 31, 2020	11,502	190	11,692
For the year ending December 31, 2021	5,379	5	5,384
For the year ending December 31, 2022	1,541	—	1,541
For the year ending December 31, 2023	16	—	16
	$47,001	$1,277	$48,278